Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries	The consolidated financial statements include the financial statements of the Company and its subsidiaries as of September 30, 2023. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.
	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
EpicQuest Education Group International Limited (the “Company” or “EpicQuest”) (formerly Elite Education International Co. Ltd.)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Quest International Education Center LLC (“QIE”) (formerly Miami International Education Center LLC)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada
Richmond Institute of Language Inc. (“RIL” or “EduGlobal College”)	Academic services for college and university applications	100%	April 18, 2008	BC, Canada
Ameri-Can Education Group Corp. (“Ameri-Can”)	Education services	70%	November 17, 2019	Ohio, US
Study Up Center, LLC (“SUPC”)	Student education assistance	100%	April 27, 2022	Ohio, US
Davis College Inc. (“DC”)	Education services	70%	1858	Ohio, US
Skyward Holding International Limited (“Skyward”)	Investment holding	100%	June 13, 2023	MB, Canada

Schedule of Foreign Currency Exchange Translation	The following are the exchange rates that were used in translating RIL’s financial statements into the consolidated financial statements:
	September 30, 2023	September 30, 2022

Year-end spot rate	US$1=C$ 1.3535	US$1=C$ 1.3752
Average rate	US$1=C$ 1.3486	US$1=C$ 1.2842*

(* For period from January 15, 2022, acquisition date, to September 30, 2022)

Schedule of Property and Equipment	The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil
Leasehold improvement	Lesser of lease term or economic life	$Nil

Schedule of Intangible Assets Estimated Useful Lives	Amortization is recognized in net earnings on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The estimated useful lives are:
Asset	Basis	Rate / term
University relationship	Straight-line	10 years
Education license/certificate	Straight-line	5 years
In-process course curriculum	Straight-line	5 years
Accreditations and licensing	n/a	Indefinite life
Accredited curriculum	Straight-line	10 years
Articulation agreement	Straight-line	5 years
Brand related assets	n/a	Indefinite life

Schedule of Consolidated Balance Sheets	Consolidated Balance Sheets
	Year Ended September 30, 2022			Year Ended September 30, 2022
	As previously reported (US$)	Adjustment 1 (US$)	Adjustment 2 (US$)	As restated (US$)
Deferred income tax liabilities	107,674	-	(107,674)	-

Common shares subject to redemption	-	1,250,000		1,250,000

Common shares	18,017	(320)		17,697
Additional paid-in-capital	17,526,546	(1,249,680)		16,276,866
Deficit	(2,416,788)	-	107,674	(2,309,114)
Total shareholder’ equity	15,098,836	(1,250,000)	107,674	13,956,510

Schedule of Consolidated Statements of Operations and Comprehensive Loss	Consolidated Statements of Operations and Comprehensive Loss
	Year Ended September 30, 2022		Year Ended September 30, 2022
	As previously reported (US$)	Adjustment 2 (US$)	As restated (US$)
Deferred income tax recovery	(99,814)	(107,674)	(207,488)

Total income tax recovery	(83,355)	(107,674)	(191,029)

Net loss	(6,236,116)	107,674	(6,128,442)
Net loss attributable to common stockholders	(6,071,229)	107,674	(5,963,555)
Total comprehensive loss	(6,265,055)	107,674	(6,157,381)
Loss per share (basic and diluted)	(0.55)	0.01	(0.54)

Schedule of Consolidated Statements of Cash flows	Consolidated Statements of Cash flows
	Year Ended September 30, 2022		Year Ended September 30, 2022
	As previously reported (US$)	Adjustment 2 (US$)	As restated (US$)
Net loss	(6,236,116)	107,674	(6,128,442)
Adjustments for items not affecting cash:
Deferred income tax recovery	(99,814)	(107,674)	(207,488)